UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2014

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2014

Semiannual Report

to Shareholders

DWS Global Growth Fund

Contents

3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
9 Portfolio Summary
11 Investment Portfolio
19 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Changes in Net Assets
23 Financial Highlights
33 Notes to Financial Statements
44 Information About Your Fund's Expenses
46 Advisory Agreement Board Considerations and Fee Evaluation
51 Account Management Resources
53 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium- sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Having recently joined Deutsche Asset & Wealth Management as president of the DWS funds and head of Fund Administration, I'd like to take this opportunity to introduce myself. I come with 20 years of experience in asset management and the mutual fund industry. My job is to work closely with your fund board to ensure optimal oversight of the DWS funds' management and operations. I look forward to serving in this role on your behalf.

As for the economy, experts seem to agree that both the U.S. and global economies are recovering. Interest rates, while destined to rise to a level more in line with historical "normal" at some point, will likely remain relatively low for the foreseeable future. The stock markets continue to demonstrate strength as housing rebounds, American manufacturing strengthens, the U.S. budget deficit improves and unemployment continues to move lower. However, uncertainty persists regarding the pace of the recovery, the eventual tapering of government bond purchases, the potential for further political gridlock around the fiscal impasse and lingering effects of the financial crisis. All this uncertainty may well contribute to volatility in both the bond and stock markets.

It may help to remember that market fluctuations are not unusual. However, significant market swings may also reflect behavior that is driven more by investor emotion than any fundamental factors relating to the securities in question. If volatility is making you nervous, it may be time to review your investments. A trusted financial advisor can help you determine if a strategy change is appropriate and identify risk management strategies that serve your specific goals and situation.

Best regards,
Brian Binder
President, DWS Funds

Performance Summary February 28, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	17.00%	23.19%	19.83%	7.35%
Adjusted for the Maximum Sales Charge (max 5.75% load)	10.27%	16.11%	18.42%	6.71%
MSCI World Index†	14.67%	21.68%	19.98%	6.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		25.85%	15.37%	7.59%
Adjusted for the Maximum Sales Charge (max 5.75% load)		18.62%	14.01%	6.95%
MSCI World Index†		26.68%	15.02%	6.97%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	16.56%	22.23%	18.90%	6.47%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	12.56%	19.23%	18.80%	6.47%
MSCI World Index†	14.67%	21.68%	19.98%	6.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		24.90%	14.43%	6.71%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		21.90%	14.32%	6.71%
MSCI World Index†		26.68%	15.02%	6.97%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	16.56%	22.25%	18.92%	6.54%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	15.56%	22.25%	18.92%	6.54%
MSCI World Index†	14.67%	21.68%	19.98%	6.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		24.90%	14.50%	6.78%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		24.90%	14.50%	6.78%
MSCI World Index†		26.68%	15.02%	6.97%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
No Sales Charges	16.82%	22.87%	19.48%	7.07%
MSCI World Index†	14.67%	21.68%	19.98%	6.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		25.56%	15.03%	7.32%
MSCI World Index†		26.68%	15.02%	6.97%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
No Sales Charges	17.14%	23.47%	20.16%	7.66%
MSCI World Index†	14.67%	21.68%	19.98%	6.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		26.16%	15.68%	7.90%
MSCI World Index†		26.68%	15.02%	6.97%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 2/28/14
No Sales Charges	17.15%	23.48%	20.20%	5.95%
MSCI World Index†	14.67%	21.68%	19.98%	6.36%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		26.17%	15.74%	5.82%
MSCI World Index†		26.68%	15.02%	6.33%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2013 are 1.52%, 2.33%, 2.26%, 1.75%, 1.22% and 1.17% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Prior to February 1, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance may have been different if the fund’s current investment strategy had been in effect.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Institutional Class commenced operations on August 26, 2008. The performance shown for the index is for the time period of August 31, 2008 through February 28, 2014 (through December 31, 2013 for the most recent calendar quarter end returns) which is based on the performance period of the life of Institutional Class.

† The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 24 developed market country indices. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value
2/28/14	$29.93	$28.65	$28.86	$29.89	$29.80	$29.80
8/31/13	$25.65	$24.58	$24.76	$25.59	$25.57	$25.57
Distribution Information as of 2/28/14
Income Dividends, Six Months	$.08	$—	$—	$.0046	$.15	$.15

Portfolio Management Team

Joseph Axtell, CFA, Managing Director

Lead Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2001 with 16 years of industry experience; previously, he served as a European Equities Portfolio Manager at Scudder Investments (which was later acquired by Deutsche Bank). Prior to joining, he worked as a Senior Analyst for International Equities at Merrill Lynch Asset Managers, as an International Research Analyst at PCM International and in various investment positions at Prudential Capital Corporation, Prudential-Bache Capital Funding and Prudential Equity Management Associates.

— Portfolio Manager for Global Small Cap and US Small and Mid Cap Equity: New York.

— BS from Carlson School of Management, University of Minnesota; CFA Charterholder.

Rafaelina M. Lee, Managing Director

Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1999 with 15 years of industry experience; previously, she served as a Senior Research Analyst. Prior to joining, she worked as a Latin America Market Strategist at J.P. Morgan Securities. Previously, she was an Equity Strategist at UBS Securities and a Research Analyst in the Portfolio Strategy Group at Goldman Sachs. Her research has been referenced by Harvard University, Duke University, The World Bank, AIMR/CFA publications and in several global finance textbooks.

— Portfolio Manager for US Small and Mid Cap Equity: New York.

— BA in Mathematical Statistics from Columbia University; MBA in Finance from Stern School of Business, New York University; Deutsche Bank Ambassador and member of the DB Philanthropy Committee since 2011.

Reid Galas, CFA, Vice President

Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2008 with eight years of experience; previously, he served in supply chain consulting and analysis at Deloitte Consulting, Cheshire Technology and Numetrix.

— Research Analyst for Global Small Cap Equity: New York.

— BS in Operations Research and Industrial Engineering from Cornell University; MBA from Ross School of Business, University of Michigan; CFA Charterholder.

Nils E. Ernst, PhD, Director

Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2004 after two years of industry experience as an Investment Consultant at FERI Institutional Management GmbH, while completing his doctoral studies.

— Portfolio Manager for Global Equities: Frankfurt.

— Completed Bank Training Program ("Bankkaufmann") at Landesbank Hessen-Thueringen, Frankfurt; Master's Degree and PhD in Business Administration ("Diplom-Kaufmann" and "Dr. rer. pol.") from Otto Beisheim Graduate School of Corporate Management with semesters at Georgia Institute of Technology and Hong Kong University of Science and Technology.

Martin Berberich, CFA, Director

Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1999 with three years of industry experience; previously, he served as an Institutional Portfolio Manager. Before joining, he worked in the Treasury Department at Robert Bosch GmbH.

— Senior Portfolio Manager for Global Equities and Deputy Portfolio Manager for the DWS Top 50 Welt: Frankfurt.

— Completed Bank Training Program ("Bankkaufmann") at HypoVereinsbank Wuerzburg; MBA ("Diplom-Kaufmann") from University of Wuerzburg; CFA Charterholder.

Sebastian P. Werner, PhD, Vice President

Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

— Portfolio Manager for Global and US Growth Equities: Frankfurt.

— MBA in International Management from the Thunderbird School of Global Management; Masters Degree ("Diplom-Kaufmann") and PhD in Finance ("Dr. rer. pol.") from the European Business School, Oestrich-Winkel.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at February 28, 2014 (10.4% of Net Assets)	Country	Percent
1. Western Digital Corp. Manufacturer of hard drives for desktop computers	United States	1.2%
2. Alliance Data Systems Corp. Provides card services, loyalty and marketing solutions	United States	1.1%
3. MasterCard, Inc. Offers transaction processing and related services	United States	1.1%
4. United Internet AG Offers Internet access services	Germany	1.1%
5. Canadian Pacific Railway Ltd. Provides freight and intermodal services	Canada	1.0%
6. JPMorgan Chase & Co. Provider of global financial services	United States	1.0%
7. REXLot Holdings Ltd. Provides lottery related systems, machines and services	Hong Kong	1.0%
8. Babcock International Group PLC Offers support services to public sector institutions	United Kingdom	1.0%
9. Praxair, Inc. Producer of industrial gases and specialized coatings	United States	1.0%
10. Anheuser-Busch InBev NV Beer brewing company	Belgium	0.9%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 11. A quarterly Fact Sheet is available on dws-investments.com or upon request. Please see the Account Management Resources section on page 51 for contact information.

Investment Portfolio as of February 28, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 96.4%
Belgium 0.9%
Anheuser-Busch InBev NV (Cost $7,860,112)	81,000	8,479,005
Bermuda 0.5%
Lazard Ltd. "A" (Cost $2,727,752)	108,534	4,882,945
Brazil 0.2%
CCR SA (Cost $2,188,738)	290,000	1,988,783
Canada 4.0%
Agnico Eagle Mines Ltd.	90,000	2,890,800
Brookfield Asset Management, Inc. "A" (a)	196,000	7,942,310
Canadian Oil Sands Ltd.	201,000	3,831,942
Canadian Pacific Railway Ltd.	60,000	9,414,793
Goldcorp, Inc. (a)	130,000	3,500,900
Quebecor, Inc. "B"	156,102	3,460,945
SunOpta, Inc.*	559,347	5,431,259
(Cost $34,053,501)		36,472,949
China 0.6%
Minth Group Ltd. (Cost $4,191,325)	2,902,322	5,798,304
Cyprus 0.5%
Prosafe SE (Cost $5,543,846)	564,911	4,068,406
Denmark 0.9%
GN Store Nord AS	213,345	5,254,620
William Demant Holding AS*	29,000	2,610,557
(Cost $6,387,868)		7,865,177
Finland 0.4%
Cramo Oyj (Cost $3,693,524)	168,715	3,603,430
France 1.6%
Edenred	84,000	2,698,001
JC Decaux SA	82,153	3,625,207
LVMH Moet Hennessy Louis Vuitton SA	15,000	2,778,227
Pernod-Ricard SA	48,000	5,635,028
(Cost $13,414,753)		14,736,463
Germany 3.3%
BASF SE	51,000	5,870,029
Bayer AG (Registered)	25,000	3,547,826
Fresenius Medical Care AG & Co. KGaA	110,000	7,590,641
Patrizia Immobilien AG	89,587	1,003,206
United Internet AG (Registered)	206,061	9,581,350
Vib Vermoegen AG	146,553	2,506,176
(Cost $24,388,947)		30,099,228
Hong Kong 3.2%
Hong Kong Television Network Ltd.*	4,129,320	1,628,624
K Wah International Holdings Ltd.	10,818,096	8,409,857
Playmates Toys Ltd.*	7,338,812	3,701,571
REXLot Holdings Ltd. (a)	63,932,024	9,343,234
Sun Hung Kai & Co., Ltd.	1,901,000	1,258,559
Techtronic Industries Co.	1,815,719	4,827,304
(Cost $22,501,674)		29,169,149
India 0.3%
ICICI Bank Ltd. (ADR) (a) (Cost $2,711,087)	84,000	2,997,120
Indonesia 0.9%
PT Arwana Citramulia Tbk	49,638,792	3,635,669
PT Indofood CBP Sukses Makmur Tbk	4,500,000	4,336,490
(Cost $7,425,243)		7,972,159
Ireland 4.0%
Accenture PLC "A" (b)	81,000	6,751,350
C&C Group PLC	537,811	3,638,797
Eaton Corp. PLC	57,000	4,258,470
Experian PLC	210,000	3,799,064
Paddy Power PLC (c)	8,014	670,576
Paddy Power PLC (c)	61,389	5,130,895
Ryanair Holdings PLC (ADR)*	122,881	6,974,725
Shire PLC	85,000	4,721,401
(Cost $31,006,258)		35,945,278
Italy 2.0%
Prada SpA	427,000	3,207,297
Prysmian SpA	209,506	5,412,785
Sorin SpA*	757,000	2,353,826
Unipol Gruppo Finanziario SpA	1,070,000	7,574,712
(Cost $14,057,219)		18,548,620
Japan 3.5%
Ai Holdings Corp.	224,550	3,669,171
Avex Group Holdings, Inc.	252,218	4,624,587
Iida Group Holdings Co., Ltd.*	171,754	2,606,834
Kusuri No Aoki Co., Ltd. (a)	63,961	3,340,298
MISUMI Group, Inc.	100,286	2,928,026
Nippon Seiki Co., Ltd.	358,906	6,417,071
United Arrows Ltd.	119,906	3,981,861
Universal Entertainment Corp. (a)	216,396	3,779,541
Yumeshin Holdings Co., Ltd. (a)	92,456	823,439
(Cost $29,266,927)		32,170,828
Luxembourg 0.6%
Eurofins Scientific (Cost $4,222,242)	18,000	5,258,626
Malaysia 1.3%
Hartalega Holdings Bhd.	2,631,575	5,623,329
IHH Healthcare Bhd.*	2,800,000	3,283,211
Tune Ins Holdings Bhd.*	4,876,356	2,683,556
(Cost $10,322,934)		11,590,096
Netherlands 4.0%
ASML Holding NV	55,000	4,775,695
Brunel International NV	89,067	5,653,547
Chicago Bridge & Iron Co. NV (b)	61,879	5,209,593
Constellium NV "A"*	189,655	5,270,513
ING Groep NV (CVA)*	450,000	6,533,582
Koninklijke Vopak NV	69,718	4,079,964
SBM Offshore NV*	316,385	4,890,315
(Cost $31,732,921)		36,413,209
Norway 1.1%
DNO International ASA*	1,100,000	4,492,284
Norsk Hydro ASA	1,050,000	5,185,101
(Cost $6,615,882)		9,677,385
Panama 0.5%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $4,452,663)	187,841	4,788,067
Philippines 1.4%
Alliance Global Group, Inc.	8,153,382	5,482,509
Century Properties Group, Inc.	35,039,465	1,201,577
House of Investments, Inc.	2,469,903	354,109
Metropolitan Bank & Trust Co.	3,100,000	5,698,550
(Cost $12,742,981)		12,736,745
Singapore 0.8%
Lian Beng Group Ltd.	11,590,810	4,947,387
UE E&C Ltd.	2,362,353	2,029,943
(Cost $5,886,928)		6,977,330
Spain 0.6%
Mediaset Espana Communication SA* (a) (Cost $4,841,319)	415,000	4,968,012
Sweden 1.9%
Atlas Copco AB "A"	160,000	4,487,757
Svenska Cellulosa AB "B"	240,000	7,280,236
Swedish Match AB	164,000	5,191,198
(Cost $15,990,308)		16,959,191
Switzerland 2.3%
DKSH Holding AG	31,000	2,229,899
Dufry AG (Registered)*	30,022	5,090,950
Nestle SA (Registered)	80,000	6,050,639
Novartis AG (Registered)	40,000	3,334,415
Swatch Group AG (Bearer)	6,300	4,202,522
(Cost $18,855,656)		20,908,425
Taiwan 0.3%
Kinpo Electronics, Inc. (Cost $2,513,056)	6,247,657	2,431,117
Thailand 0.2%
Malee Sampran PCL (Foreign Registered) (Cost $4,026,046)	2,085,552	2,093,543
United Kingdom 10.2%
Aberdeen Asset Management PLC	670,000	4,370,619
Arrow Global Group PLC*	755,498	3,300,083
Aveva Group PLC	115,000	4,158,466
Babcock International Group PLC	362,656	8,928,227
British American Tobacco PLC	76,000	4,129,511
Burberry Group PLC	95,060	2,456,233
Clinigen Group PLC	346,957	3,161,387
Crest Nicholson Holdings PLC*	854,958	5,471,930
Domino's Pizza Group PLC	420,249	3,933,700
Essentra PLC	323,106	4,811,867
Halma PLC	272,000	2,775,225
Hargreaves Lansdown PLC	229,589	5,369,800
HellermannTyton Group PLC	919,508	4,839,957
IG Group Holdings PLC	389,576	4,124,341
Intertek Group PLC	110,000	5,410,395
Jardine Lloyd Thompson Group PLC	182,876	3,248,141
John Wood Group PLC	335,958	4,292,961
Monitise PLC*	2,581,893	3,454,347
Reckitt Benckiser Group PLC	54,000	4,438,123
Rotork PLC	99,364	4,455,223
Spirax-Sarco Engineering PLC	110,753	5,743,082
(Cost $74,420,050)		92,873,618
United States 44.4%
Actavis PLC*	23,000	5,078,860
Advance Auto Parts, Inc.	41,448	5,278,817
Affiliated Managers Group, Inc.*	25,005	4,702,190
Agilent Technologies, Inc.	50,000	2,846,500
Allergan, Inc.	37,000	4,699,000
Alliance Data Systems Corp.* (a)	36,000	10,263,960
Altra Industrial Motion Corp. (a)	101,857	3,605,738
Amgen, Inc.	57,000	7,069,140
Amphenol Corp. "A"	90,000	7,921,800
Bank of America Corp.	270,000	4,463,100
BE Aerospace, Inc.*	68,349	5,758,403
Beam, Inc.	52,000	4,313,920
Biogen Idec, Inc.*	7,000	2,384,760
BorgWarner, Inc. (a)	114,688	7,047,578
Bristol-Myers Squibb Co.	93,000	5,000,610
Cardtronics, Inc.*	118,930	4,819,044
Catamaran Corp.*	82,391	3,714,186
CBRE Group, Inc. "A"*	172,000	4,807,400
Cerner Corp.*	80,000	4,909,600
Chart Industries, Inc.*	36,375	3,039,495
Colfax Corp.*	100,000	7,113,000
Danaher Corp.	75,000	5,736,750
DFC Global Corp.*	312,246	2,569,785
DIRECTV*	64,000	4,966,400
Dresser-Rand Group, Inc.*	70,808	3,846,999
Dril-Quip, Inc.*	39,372	4,234,852
Encore Capital Group, Inc.* (a)	115,809	5,630,634
Express Scripts Holding Co.*	102,000	7,681,620
Exxon Mobil Corp.	54,000	5,198,580
Fox Factory Holding Corp.*	157,266	2,626,342
Google, Inc. "A"*	5,000	6,078,250
Hain Celestial Group, Inc.* (a)	40,748	3,638,796
HeartWare International, Inc.*	36,571	3,511,913
Jack in the Box, Inc.*	59,264	3,404,717
JPMorgan Chase & Co.	165,000	9,375,300
Kansas City Southern	24,000	2,254,080
Kindred Healthcare, Inc.	163,501	3,541,432
L Brands, Inc.	125,000	7,041,250
Las Vegas Sands Corp.	90,000	7,672,500
Leucadia National Corp.	167,188	4,671,233
Manitowoc Co., Inc. (a)	212,081	6,561,786
MasterCard, Inc. "A"	126,000	9,792,720
McDonald's Corp.	56,000	5,328,400
MICROS Systems, Inc.* (a)	72,032	3,998,496
Middleby Corp.*	21,511	6,379,302
National Oilwell Varco, Inc.	48,000	3,697,920
Noble Energy, Inc. (a)	120,000	8,251,200
Oaktree Capital Group LLC	107,039	6,602,166
Oasis Petroleum, Inc.* (a)	74,344	3,239,168
Ocwen Financial Corp.* (a)	72,527	2,715,411
Oil States International, Inc.*	27,508	2,611,059
Pacira Pharmaceuticals, Inc.*	104,391	8,167,552
Pall Corp.	70,000	6,020,000
Polaris Industries, Inc. (a)	35,267	4,726,836
Praxair, Inc.	66,000	8,604,420
Precision Castparts Corp.	27,000	6,962,760
PTC, Inc.*	90,604	3,561,643
ResMed, Inc.	45,000	1,980,900
Retrophin, Inc.*	66,172	1,169,259
Roadrunner Transportation Systems, Inc.*	162,948	3,830,907
Rosetta Resources, Inc.*	39,715	1,762,155
Schlumberger Ltd.	57,000	5,301,000
Sears Hometown & Outlet Stores, Inc.*	101,318	2,346,525
Sinclair Broadcast Group, Inc. "A" (a)	129,069	3,823,024
Springleaf Holdings, Inc.* (a)	170,428	4,800,957
Synta Pharmaceuticals Corp.*	374,034	2,311,530
Tenneco, Inc.*	87,132	5,248,832
The Bancorp., Inc.*	146,027	2,796,417
Thermon Group Holdings, Inc.* (a)	145,420	3,532,252
Thoratec Corp.*	144,393	5,362,756
TIBCO Software, Inc.*	140,436	3,060,100
TiVo, Inc.*	223,135	3,012,322
Trimble Navigation Ltd.*	143,000	5,455,450
Tristate Capital Holdings, Inc.* (a)	216,790	3,015,549
United Rentals, Inc.* (a)	80,641	7,123,826
United Technologies Corp.	52,000	6,085,040
Urban Outfitters, Inc.*	122,565	4,588,834
VeriFone Systems, Inc.*	114,822	3,324,097
WABCO Holdings, Inc.*	55,750	5,711,587
Waddell & Reed Financial, Inc. "A"	104,941	7,314,388
Western Digital Corp.	122,393	10,646,966
(Cost $319,569,830)		403,344,046
Total Common Stocks (Cost $727,611,590)		875,817,254

Participatory Notes 0.9%
India 0.5%
Housing Development Finance Corp., Ltd.(issuer Merrill Lynch International), Expiration Date 8/19/2015* (Cost $4,962,585)	325,000	4,296,104
Nigeria 0.4%
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015* (Cost $4,375,880)	32,245,988	4,007,789
Total Participatory Notes (Cost $9,338,465)		8,303,893

	Principal Amount ($)	Value ($)

Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,800,043

	Shares	Value ($)

Securities Lending Collateral 7.6%
Daily Assets Fund Institutional, 0.07% (d) (e) (Cost $69,222,996)	69,222,996	69,222,996

Cash Equivalents 2.9%
Central Cash Management Fund, 0.06% (d) (Cost $26,466,447)	26,466,447	26,466,447

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $832,639,498)†	108.0	981,610,633
Other Assets and Liabilities, Net	(8.0)	(72,753,627)
Net Assets	100.0	908,857,006

* Non-income producing security.

† The cost for federal income tax purposes was $832,575,279. At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $149,035,354. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $173,305,046 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,269,692.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2014 amounted to $64,526,036, which is 7.1% of net assets.

(b) Listed on New York Stock Exchange.

(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (f)
Belgium	$—	$8,479,005	$—	$8,479,005
Bermuda	4,882,945	—	—	4,882,945
Brazil	1,988,783	—	—	1,988,783
Canada	36,472,949	—	—	36,472,949
China	—	5,798,304	—	5,798,304
Cyprus	—	4,068,406	—	4,068,406
Denmark	—	7,865,177	—	7,865,177
Finland	—	3,603,430	—	3,603,430
France	—	14,736,463	—	14,736,463
Germany	—	30,099,228	—	30,099,228
Hong Kong	—	29,169,149	—	29,169,149
India	2,997,120	—	—	2,997,120
Indonesia	—	7,972,159	—	7,972,159
Ireland	17,984,545	17,960,733	—	35,945,278
Italy	—	18,548,620	—	18,548,620
Japan	—	32,170,828	—	32,170,828
Luxembourg	—	5,258,626	—	5,258,626
Malaysia	—	11,590,096	—	11,590,096
Netherlands	10,480,106	25,933,103	—	36,413,209
Norway	—	9,677,385	—	9,677,385
Panama	4,788,067	—	—	4,788,067
Philippines	—	12,736,745	—	12,736,745
Singapore	—	6,977,330	—	6,977,330
Spain	—	4,968,012	—	4,968,012
Sweden	—	16,959,191	—	16,959,191
Switzerland	—	20,908,425	—	20,908,425
Taiwan	—	2,431,117	—	2,431,117
Thailand	—	2,093,543	—	2,093,543
United Kingdom	—	92,873,618	—	92,873,618
United States	403,344,046	—	—	403,344,046
Participatory Notes (f)	—	8,303,893	—	8,303,893
Other Investments	1,800,043	—	—	1,800,043
Short-Term Investments (f)	95,689,443	—	—	95,689,443
Total	$580,428,047	$401,182,586	$—	$981,610,633

There have been no transfers between fair value measurement levels for the period ended February 28, 2014.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $736,950,055) — including $64,526,036 of securities loaned	$885,921,190
Investment in Daily Assets Fund Institutional (cost $69,222,996)*	69,222,996
Investment in Central Cash Management Fund (cost $26,466,447)	26,466,447
Total investments in securities, at value (cost $832,639,498)	981,610,633
Cash	20
Foreign currency, at value (cost $563,524)	564,604
Receivable for investments sold	4,509,403
Receivable for Fund shares sold	238,771
Dividends receivable	673,511
Interest receivable	24,789
Foreign taxes recoverable	343,880
Other assets	64,219
Total assets	988,029,830
Liabilities
Payable upon return of securities loaned	69,222,996
Payable for investments purchased	8,007,061
Payable for Fund shares redeemed	790,953
Accrued management fee	588,276
Accrued Directors' fees	8,707
Other accrued expenses and payables	554,831
Total liabilities	79,172,824
Net assets, at value	$908,857,006
Net Assets Consist of
Distributions in excess of net investment income	(1,370,878)
Net unrealized appreciation (depreciation) on: Investments	148,971,135
Foreign currency	12,209
Accumulated net realized gain (loss)	(550,788,200)
Paid-in capital	1,312,032,740
Net assets, at value	$908,857,006

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($97,675,126 ÷ 3,263,418 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$29.93
Maximum offering price per share (100 ÷ 94.25 of $29.93)	$31.76
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($2,971,492 ÷ 103,711 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$28.65
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($34,277,255 ÷ 1,187,895 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$28.86
Class R Net Asset Value, offering and redemption price(a) per share ($5,677,789 ÷ 189,937 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$29.89
Class S Net Asset Value, offering and redemption price(a) per share ($716,472,521 ÷ 24,043,841 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$29.80
Institutional Class Net Asset Value, offering and redemption price(a) per share ($51,782,823 ÷ 1,737,642 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$29.80

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $145,766)	$4,149,409
Income distributions — Central Cash Management Fund	8,152
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	126,659
Total income	4,284,220
Expenses: Management fee	3,911,425
Administration fee	437,856
Services to shareholders	651,099
Distribution and service fees	317,504
Custodian fee	97,340
Professional fees	54,840
Reports to shareholders	51,377
Registration fees	38,014
Directors' fees and expenses	14,954
Other	37,165
Total expenses before expense reductions	5,611,574
Expense reductions	(225,567)
Total expenses after expense reductions	5,386,007
Net investment income (loss)	(1,101,787)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	30,969,844
Foreign currency	(97,932)
30,871,912
Change in net unrealized appreciation (depreciation) on: Investments	107,289,834
Foreign currency	41,393
107,331,227
Net gain (loss)	138,203,139
Net increase (decrease) in net assets resulting from operations	$137,101,352

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations: Net investment income (loss)	$(1,101,787)	$4,377,185
Operations: Net investment income (loss)	$(1,101,787)	$4,377,185
Net realized gain (loss)	30,871,912	50,263,682
Change in net unrealized appreciation (depreciation)	107,331,227	89,802,580
Net increase (decrease) in net assets resulting from operations	137,101,352	144,443,447
Distributions to shareholders from: Net investment income: Class A	(258,618)	(863,706)
Class B	—	(14,170)
Class C	—	(69,738)
Class R	(865)	(38,535)
Class S	(3,598,377)	(7,699,909)
Institutional Class	(283,480)	(511,633)
Total distributions	(4,141,340)	(9,197,691)
Fund share transactions: Proceeds from shares sold	33,444,500	37,948,279
Reinvestment of distributions	3,899,285	8,375,929
Payments for shares redeemed	(75,782,955)	(183,583,751)
Redemption fees	744	1,492
Net increase (decrease) in net assets from Fund share transactions	(38,438,426)	(137,258,051)
Increase (decrease) in net assets	94,521,586	(2,012,295)
Net assets at beginning of period	814,335,420	816,347,715
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,370,878 and $3,872,249, respectively)	$908,857,006	$814,335,420

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended August 31,
Class A	Six Months Ended 2/28/14 (Unaudited)		2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$25.65		$21.78		$22.04		$20.29		$19.43		$23.43
Income (loss) from investment operations: Net investment income (loss)a	(.06)		.08		.16		.18		.07		.17
Net realized and unrealized gain (loss)	4.42		4.01		(.17)		1.65		.93		(4.06)
Total from investment operations	4.36		4.09		(.01)		1.83		1.00		(3.89)
Less distributions from: Net investment income	(.08)		(.22)		(.25)		(.09)		(.16)		(.02)
Net realized gains	—		—		—		—		—		(.09)
Total distributions	(.08)		(.22)		(.25)		(.09)		(.16)		(.11)
Increase from regulatory settlements	—		—		—		.01	d	.02	d	—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00 ***
Net asset value, end of period	$29.93		$25.65		$21.78		$22.04		$20.29		$19.43
Total Return (%)b	17.00	c**	18.88	c	(.01	)c	9.07	d	5.26	d	(16.49)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	98		86		98		143		186		219
Ratio of expenses before expense reductions (%)	1.50	*	1.52		1.54		1.52		1.50		1.59
Ratio of expenses after expense reductions (%)	1.41	*	1.31		1.52		1.52		1.50		1.59
Ratio of net investment income (loss) (%)	(.43	)*	.35		.74		.78		.36		1.08
Portfolio turnover rate (%)	25	**	150		104		137		171		210
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes a non-recurring payment from the Advisor which amounted to $0.009 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.006 and $0.014 per share of non-affiliated regulatory settlements for the periods ended August 31, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.03% and 0.11% lower for the periods ended August 31, 2011 and 2010, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended August 31,
Class B	Six Months Ended 2/28/14 (Unaudited)		2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$24.58		$20.87		$21.12		$19.52		$18.71		$22.75
Income (loss) from investment operations: Net investment income (loss)a	(.16)		(.11)		.00	***	.02		(.08)		.04
Net realized and unrealized gain (loss)	4.23		3.86		(.17)		1.57		.87		(3.99)
Total from investment operations	4.07		3.75		(.17)		1.59		.79		(3.95)
Less distributions from: Net investment income	—		(.04)		(.08)		—		—		—
Net realized gains	—		—		—		—		—		(.09)
Total distributions	—		(.04)		(.08)		—		—		(.09)
Increase from regulatory settlements	—		—		—		.01	d	.02	d	—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00 ***
Net asset value, end of period	$28.65		$24.58		$20.87		$21.12		$19.52		$18.71
Total Return (%)b	16.56	c**	17.99	c	(.76	)c	8.20	d	4.33	d	(17.26)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		4		9		14		17		20
Ratio of expenses before expense reductions (%)	2.37	*	2.33		2.29		2.31		2.30		2.48
Ratio of expenses after expense reductions (%)	2.15	*	2.06		2.27		2.31		2.30		2.48
Ratio of net investment income (loss) (%)	(1.16	)*	(.47)		.01		.00		(.44)		.18
Portfolio turnover rate (%)	25	**	150		104		137		171		210
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes a non-recurring payment from the Advisor which amounted to $0.009 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.006 and $0.014 per share of non-affiliated regulatory settlements for the periods ended August 31, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.03% and 0.11% lower for the periods ended August 31, 2011 and 2010, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended August 31,
Class C	Six Months Ended 2/28/14 (Unaudited)		2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$24.76		$21.02		$21.28	$19.66		$18.82		$22.85
Income (loss) from investment operations: Net investment income (loss)a	(.16)		(.10)		.00 ***	.03		(.07)		.05
Net realized and unrealized gain (loss)	4.26		3.88		(.17)	1.58		.89		(3.99)
Total from investment operations	4.10		3.78		(.17)	1.61		.82		(3.94)
Less distributions from: Net investment income	—		(.04)		(.09)	—		—		—
Net realized gains	—		—		—	—		—		(.09)
Total distributions	—		(.04)		(.09)	—		—		(.09)
Increase from regulatory settlements	—		—		—	.01	d	.02	d	—
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$28.86		$24.76		$21.02	$21.28		$19.66		$18.82
Total Return (%)b	16.56	c**	17.97	c	(.75)	8.24	d	4.46	d	(17.13)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		33		38	56		74		88
Ratio of expenses before expense reductions (%)	2.24	*	2.26		2.26	2.26		2.23		2.37
Ratio of expenses after expense reductions (%)	2.16	*	2.06		2.26	2.26		2.23		2.37
Ratio of net investment income (loss) (%)	(1.18	)*	(.41)		.01	.04		(.37)		.29
Portfolio turnover rate (%)	25	**	150		104	137		171		210
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes a non-recurring payment from the Advisor which amounted to $0.009 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.006 and $0.014 per share of non-affiliated regulatory settlements for the periods ended August 31, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.03% and 0.11% lower for the periods ended August 31, 2011 and 2010, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended August 31,
Class R	Six Months Ended 2/28/14 (Unaudited)		2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$25.59		$21.72		$22.00		$20.24		$19.40		$23.42
Income (loss) from investment operations: Net investment income (loss)a	(.09)		.02		.09		.12		.00	***	.14
Net realized and unrealized gain (loss)	4.39		4.00		(.18)		1.63		.93		(4.07)
Total from investment operations	4.30		4.02		(.09)		1.75		.93		(3.93)
Less distributions from: Net investment income	(.00	)***	(.15)		(.19)		(.00	)***	(.11)		—
Net realized gains	—		—		—		—		—		(.09)
Total distributions	(.00	)***	(.15)		(.19)		(.00	)***	(.11)		(.09)
Increase from regulatory settlements	—		—		—		.01	c	.02	c	—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00 ***
Net asset value, end of period	$29.89		$25.59		$21.72		$22.00		$20.24		$19.40
Total Return (%)	16.82	b**	18.59	b	(.34	)b	8.71	c	4.85	c	(16.67)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6		6		33		37		34
Ratio of expenses before expense reductions (%)	1.83	*	1.75		1.91		1.80		1.85		1.83
Ratio of expenses after expense reductions (%)	1.66	*	1.56		1.80		1.80		1.85		1.83
Ratio of net investment income (loss) (%)	(.67	)*	.10		.43		.50		.01		.83
Portfolio turnover rate (%)	25	**	150		104		137		171		210
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.009 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.006 and $0.014 per share of non-affiliated regulatory settlements for the periods ended August 31, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.03% and 0.11% lower for the periods ended August 31, 2011 and 2010, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended August 31,
Class S	Six Months Ended 2/28/14 (Unaudited)		2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$25.57		$21.72		$21.99	$20.23		$19.38		$23.36
Income (loss) from investment operations: Net investment income (loss)a	(.03)		.15		.23	.26		.13		.22
Net realized and unrealized gain (loss)	4.41		3.99		(.19)	1.64		.92		(4.05)
Total from investment operations	4.38		4.14		.04	1.90		1.05		(3.83)
Less distributions from: Net investment income	(.15)		(.29)		(.31)	(.15)		(.22)		(.06)
Net realized gains	—		—		—	—		—		(.09)
Total distributions	(.15)		(.29)		(.31)	(.15)		(.22)		(.15)
Increase from regulatory settlements	—		—		—	.01	c	.02	c	—
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$29.80		$25.57		$21.72	$21.99		$20.23		$19.38
Total Return (%)	17.14	b**	19.17	b	.30	9.34	c	5.57	c	(16.24)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	716		644		625	709		741		766
Ratio of expenses before expense reductions (%)	1.20	*	1.22		1.24	1.21		1.23		1.30
Ratio of expenses after expense reductions (%)	1.16	*	1.06		1.24	1.21		1.23		1.30
Ratio of net investment income (loss) (%)	(.18	)*	.61		1.09	1.09		.63		1.36
Portfolio turnover rate (%)	25	**	150		104	137		171		210
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.009 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.006 and $0.014 per share of non-affiliated regulatory settlements for the periods ended August 31, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.03% and 0.11% lower for the periods ended August 31, 2011 and 2010, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended August 31,
Institutional Class	Six Months Ended 2/28/14 (Unaudited)		2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$25.57		$21.73		$21.99	$20.24		$19.42		$23.37
Income (loss) from investment operations: Net investment income (loss)a	(.02)		.15		.25	.26		.14		.24
Net realized and unrealized gain (loss)	4.40		3.98		(.20)	1.64		.92		(4.04)
Total from investment operations	4.38		4.13		.05	1.90		1.06		(3.80)
Less distributions from: Net investment income	(.15)		(.29)		(.31)	(.16)		(.26)		(.06)
Net realized gains	—		—		—	—		—		(.09)
Total distributions	(.15)		(.29)		(.31)	(.16)		(.26)		(.15)
Increase from regulatory settlements	—		—		—	.01	c	.02	c	—
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$29.80		$25.57		$21.73	$21.99		$20.24		$19.42
Total Return (%)	17.15	b**	19.17	b	.31	9.42	c	5.55	c	(16.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		41		40	39		21		19
Ratio of expenses before expense reductions (%)	1.16	*	1.17		1.20	1.20		1.20		1.12
Ratio of expenses after expense reductions (%)	1.14	*	1.05		1.20	1.20		1.20		1.12
Ratio of net investment income (loss) (%)	(.17	)*	.62		1.17	1.10		.66		1.54
Portfolio turnover rate (%)	25	**	150		104	137		171		210
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.009 per share for the period ended August 31, 2010 recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.006 and $0.014 per share of non-affiliated regulatory settlements for the periods ended August 31, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.03% and 0.11% lower for the periods ended August 31, 2011 and 2010, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global Growth Fund (the "Fund") is a diversified series of DWS Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are generally categorized as Level 2. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Participatory Notes. The Fund invests in Participatory Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to local shares in foreign markets. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign markets that they seek to replicate. Although each participation note is structured with a defined maturity date, early redemption may be possible. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement and potential delays or an inability to redeem before maturity under certain market conditions.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $582,061,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($421,973,000) and August 31, 2018 ($160,088,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in Passive Foreign Investment Companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended February 28, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $216,487,174 and $245,523,508, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibilities to the Fund's Subadvisor.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.915%
Next $500 million of such net assets	.865%
Next $500 million of such net assets	.815%
Next $500 million of such net assets	.765%
Over $2 billion of such net assets	.715%

Accordingly, for the six months ended February 28, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.89% of the Fund’s average daily net assets.

For the period from September 1, 2013 through September 30, 2013, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.29%
Class B	2.04%
Class C	2.04%
Class R	1.54%
Class S	1.04%
Institutional Class	1.04%

Effective October 1, 2013 through November 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:
Class A	1.43%
Class B	2.18%
Class C	2.18%
Class R	1.68%
Class S	1.18%
Institutional Class	1.18%

For the six months ending February 28, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$43,373
Class B	3,749
Class C	13,987
Class R	4,734
Class S	154,836
Institutional Class	4,888
$225,567

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2014, the Administration Fee was $437,856, of which $67,808 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2014, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2014
Class A	$51,137	$19,337
Class B	2,137	947
Class C	8,718	3,215
Class R	1,027	336
Class S	273,974	130,507
Institutional Class	20,531	10,397
	$357,524	$164,739

Distribution and Service Fees. Under the Fund's Class B, Class C and Class R 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, 0.75% and 0.25% of average daily net assets of each of Class B, C and R shares, respectively. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended February 28, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2014
Class B	$12,957	$1,693
Class C	128,671	19,302
Class R	6,888	1,057
	$148,516	$22,052

In addition, DIDI provides information and administrative services for a fee ("Servicing Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2014	Annualized Effective Rate
Class A	$115,401	$38,848	.24%
Class B	4,224	1,330	.24%
Class C	42,489	13,886	.25%
Class R	6,874	2,228	.25%
	$168,988	$56,292

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2014 aggregated $2,195.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2014, the CDSC for Class B and C shares aggregated $2,629 and $224, respectively. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2014, DIDI received $3 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,307, of which $2,014 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended February 28, 2014, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $13,224.

D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") shared in a $375 million ($400 million effective March 27, 2014) revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2014.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	376,137	$10,462,104	495,103	$12,043,433
Class B	250	7,000	1,094	26,153
Class C	23,142	632,889	108,181	2,581,621
Class R	22,354	630,827	29,541	711,461
Class S	379,788	10,751,092	688,505	16,706,612
Institutional Class	386,512	10,960,588	240,864	5,878,999
		$33,444,500		$37,948,279
Shares issued to shareholders in reinvestment of distributions
Class A	8,633	$248,879	35,380	$824,004
Class B	—	—	553	12,399
Class C	—	—	2,503	56,536
Class R	29	840	1,568	36,497
Class S	117,326	3,366,086	299,174	6,934,860
Institutional Class	9,881	283,480	22,072	511,633
		$3,899,285		$8,375,929
Shares redeemed
Class A	(466,555)	$(13,248,955)	(1,672,036)	$(40,017,878)
Class B	(66,953)	(1,790,640)	(265,518)	(6,191,465)
Class C	(179,192)	(4,887,253)	(576,806)	(13,445,177)
Class R	(54,570)	(1,522,195)	(106,685)	(2,520,518)
Class S	(1,639,279)	(46,291,404)	(4,590,385)	(110,012,764)
Institutional Class	(278,426)	(8,042,508)	(475,590)	(11,395,949)
		$(75,782,955)		$(183,583,751)
Redemption fees		$744		$1,492
Net increase (decrease)
Class A	(81,785)	$(2,537,640)	(1,141,553)	$(27,149,872)
Class B	(66,703)	(1,783,640)	(263,871)	(6,152,913)
Class C	(156,050)	(4,254,364)	(466,122)	(10,807,008)
Class R	(32,187)	(890,528)	(75,576)	(1,772,515)
Class S	(1,142,165)	(32,173,816)	(3,602,706)	(86,370,429)
Institutional Class	117,967	3,201,562	(212,654)	(5,005,314)
		$(38,438,426)		$(137,258,051)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2013 to February 28, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,170.00	$1,165.60	$1,165.60	$1,168.20	$1,171.40	$1,171.50
Expenses Paid per $1,000*	$7.59	$11.54	$11.60	$8.92	$6.25	$6.14
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,017.80	$1,014.13	$1,014.08	$1,016.56	$1,019.04	$1,019.14
Expenses Paid per $1,000*	$7.05	$10.74	$10.79	$8.30	$5.81	$5.71

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Global Growth Fund	1.41%	2.15%	2.16%	1.66%	1.16%	1.14%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors approved the renewal of DWS Global Growth Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund’s Directors were independent of DIMA and its affiliates.

— The Directors met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Directors (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Directors regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Directors were also advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA’s parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2012. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2012. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and their independent counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SGQAX	SGQBX	SGQCX	SCOBX	SGQIX
CUSIP Number	233379 817	233379 791	233379 783	233379 759	233379 684
Fund Number	407	607	707	2007	1407

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SGQRX
CUSIP Number	233379 767
Fund Number	1512

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

**DGGF-3**
(R-026689-3 4/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2014